Contributed surplus	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Contributed surplus
12	Contributed surplus

Amount $

Balance – December 31, 2019 (recast – note 2)	6,676

Share-based compensation
Stock options vested	753
DSUs vested	401
Stock options exercised	(297)
DSUs redeemed	(132)
Warrants expired	251

Balance – December 31, 2020 (recast – note 2)	7,652

Share-based compensation
Stock options vested	1,738
DSUs vested	583
Stock options exercised	(171)
DSUs Redeemed	(432)

Balance – December 31, 2021	9,370

Share-based compensation
Stock options vested	1,580
DSUs vested	608
Warrants expired	2,350
Pre-funded warrants issued, net of costs	3,368
Pre-funded warrants exercised, net of costs	(562)
DSUs Redeemed	(116)
Balance – December 31, 2022	16,598

Pre-funded warrants

On December 20, 2022, as a consideration in the December 2022 Offering, the Corporation issued 2,548,276 pre-funded warrants. The gross proceeds allocated to the pre-funded warrants was $4,143. The pre-funded warrants exercise price was $0.0001 and do not expire.

Pre-funded warrant activity for the period ended December 31, 2022:

December 31 2022 #
Opening Balance	–
Granted	2,548,276
Exercised, net of issuance costs	(423,276)

2,125,000

Deferred share units

The maximum number of common shares which the Corporation is entitled to issue from Treasury in connection with the redemption of DSUs granted under the DSU Plan is 200,000 common shares. The compensation expense as at December 31, 2022 was $608 (2021 – $483; 2020 – $401) recognized over the vesting period. Vested DSUs cannot be redeemed until the holder is no longer a member of the Board. The number of DSUs disclosed below reflect the retrospective application of the share consolidation completed December 7, 2022 (see note 21).

DSU activity for the years ended:

	December 31 2022	December 31 2021	December 31 2020
	#	#	#

Opening balance	53,688	42,915	36,062
Granted	132,725	32,515	14,757
Redeemed	(18,261)	(21,742)	(7,904)

Closing balance	168,152	53,688	42,915

Stock options

The Board of Directors of the Corporation has established a stock option plan (the “Plan”) under which options to acquired common shares of the Corporation are granted to directors, employees and other advisors of the Corporation. The maximum number of common shares issuable under the rolling Plan shall not exceed 8% of common shares issued and outstanding, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. Stock options are granted with an exercise price determined by the Board of Directors, which is not less than the market price of the shares on the day preceding the award. The term of the option is determined by the Board of Directors, not to exceed ten years from the date of grant. The vesting of the options is determined by the Board and, beginning January 1, 2018, is typically 33 1/3% every year after the date of grant.

The number of stock options disclosed reflect the retrospective application of the share consolidation completed December 7, 2022 (see note 21).

In the event that the option holder should die while he or she is still a director, employee or other advisor of the Corporation, the expiry date shall be 12 months from the date of death of the option holder, not to exceed the original expiry date of the option. In the event that the option holder ceases to be a director, employee or other advisor of the Corporation other than by reason of death or termination, the expiry date of the option shall be the 90th day following the date the option holder ceases to be a director, employee or other advisor of the Corporation, not to exceed the original expiry date of the option.

The fair values of stock options are estimated using the Black-Scholes option pricing model. As at December 31, 2022, 452,356 stock options (2021 – 143,063; 2020 – 39,585) with a weighted average exercise price of CAD$12.49 (2021 – CAD$32.96, 2020 - CAD$55.00) and a term of ten years (2021 – ten years; 2020 – five years), were granted to employees and consultants. The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued. The value of these stock options has been estimated at $3,086 (2021 - $2,681 2020 - $870), which is a weighted average grant date value per option of CAD$8.87 (2021 – CAD$23.48, 2020 - CAD$29.47), using the Black-Scholes valuation model and the following weighted average assumptions:

	2022	2021	2020

Risk-free interest rate	2.14%	0.82%	1.00%
Exercise price	CAD$12.48	CAD$32.96	CAD$55.00
Market price	CAD$12.48	CAD$32.96	CAD$55.00
Expected volatility	77%	79%	71%
Expected dividend yield	–	–	–
Expected life (years)	7.0	7.0	4.2
Forfeiture rate	6%	4%	4%

Option activity for the years ended 2022, 2021 and 2020 was as follows:

	Number #		Weighted average exercise price $CAD
Issued and outstanding

Balance - December 31, 2019 (recast - note 2)	157,318		46.17

Granted	39,585		55.00
Exercised	(20,356	)1	24.24
Forfeited	(4,763)		68.03
Cancelled	(8,179)		68.52
Expired	–		–

Balance – December 31, 2020 (recast – note 2)	163,605		49.28
Granted	143,063		32.96
Exercised	(15,041	)1	23.68
Forfeited	(10,923)		44.65
Cancelled	(12,422)		38.36
Expired	(875)		23.68

Balance – December 31, 2021	267,407		42.77

Granted	452,356		12.49
Forfeited	(115,028)		20.52
Cancelled	(51,100)		55.81
Expired	(88,278)		44.85

Balance – December 31, 2022	465,357		17.01

[1]	Of the options exercised (2021 – 15,041; 2020 – 20,356), (2021 - 12,581; 2020 – 10,985) elected the cashless exercise, under which (2021 - 5,879; 2020 – 6,834) were issued. These options would have otherwise been exercisable for proceeds of (2021 – $235; 2020 – $180) on the exercise date. There were no options exercised in 2022.

The number and weighted average exercise price of options exercisable as at December 31, 2022 is 47,060 and CAD$39.93, respectively (2021 – 130,122 and CAD$51.44; 2020 – 93,863 and CAD$41.32).

At December 31, 2022, the following options were outstanding:

	Options outstanding			Options exercisable
Exercise price range	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Number	Weighted average exercise price	Weighted average remaining contractual life (years)
$CAD	#	$CAD		#	$CAD

7.70 – 8.50	136,886	7.70	9.75	–	–	–
8.51 – 13.25	18,472	9.98	9.48	–	–	–
13.26 – 15.35	169,500	14.70	9.07	–	–	–
15.36 – 25.75	84,189	18.99	8.83	17,111	21.02	8.72
25.76 – 73.90	56,310	45.95	5.37	29,949	50.74	3.99

	465,357	17.01	8.80	47,060	39.93	5.71